Liabilities to Credit Institutions (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of Liabilities to Credit Institutions

	2024	2023
Non-current liabilities to credit institutions	116,216	114,249
Current liabilities to credit institutions	5,757	6,056
Total	121,973	120,305